Financial Risks	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Financial Risks

17 - FINANCIAL RISKS

The Company operates internationally, giving rise to significant exposure to market risks from changes in foreign exchange rates. The Company’s financial assets are in the form of cash and cash equivalents held at institutions with high quality credit ratings, accounts receivable and investments. A hypothetical 10% change in the value of one Brazilian real expressed in U.S. dollars during the year ended March 31, 2020 would have caused an approximate $7,589 change in the Company’s net loss for the fiscal year 2020. The Company is exposed to exchange risk due to the timing of the movement of funds between subsidiaries and the parent company related to the transfer pricing agreement and the pricing of contracts in non-functional currencies. Financial instruments denominated in foreign currencies that lead to foreign exchange risk when funds are moved include:

Cash and cash equivalents includes the following amounts in their source currency:

	March 31, 2020	March 31, 2019

Canadian dollars	266,005	131,463
U.S. dollars	6,638	153,406
Brazilian reals	1,223,708	1,013,757

Accounts receivable include the following amounts receivable in their source currency:

	March 31, 2020	March 31, 2019

Canadian dollars	17,349	44,287
U.S. dollars	—	4,548
Brazilian reals	68,975	85,476

Accounts payable include the following amounts payable in their source currency:

	March 31, 2020	March 31, 2019

Canadian dollars	19,085	44,537
U.S. dollars	—	3,275
Brazilian reals	772	772

Accrued liabilities include the following accruals in their source currency:

	March 31, 2020	March 31, 2019

Canadian dollars	32,012	22,397
Brazilian reals	19,439	18,412

The Company does not use derivative financial instruments to reduce its foreign exchange risk exposure.

CREDIT RISK

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments. Credit exposure is minimized by dealing with only creditworthy counterparties in accordance with established credit approval policies.

Concentration of credit risk in accounts receivable is indicated below by the percentage of the total balance receivable from customers in the specified geographic area:

	March 31, 2020	March 31, 2019

Canada	48%	55%
North America, excluding Canada	—%	8%
South America	52%	37%
	100%	100%

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying values of cash, accounts receivable, accounts payable and accrued liabilities approximate their fair value due to the relatively short periods to maturity of the instruments.

Investments are fair valued in their source currency (Canadian dollars) based on objective evidence of fair value. The value is translated to the reporting currency (U.S. dollars) at the exchange rate on March 31, 2020.